Inventories	12 Months Ended
Mar. 31, 2011
Inventories

(5) Inventories

Inventories at March 31, 2010 and 2011 are summarized as follows:

	Yen (millions)
	2010	2011
Finished goods	¥559,569	¥531,071
Work in process	35,558	49,606
Raw materials	340,502	319,136

	¥935,629	¥899,813